Offerings	Mar. 05, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 150,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,715.00
Offering Note	1 The amount registered is not specified as to each class of securities to be registered pursuant to Instructions 2.A.ii.b. and 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure under Item 16(b) of Form S-3 under the Securities Act. The proposed maximum offering price per unit will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder. The maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o). 2 Each depositary share will be issued under a deposit agreement, will represent a fractional interest in shares of preferred stock or common stock and will be evidenced by a depositary receipt. 3 Purchase contracts may be sold separately or as parts of units consisting of common stock, preferred stock or depositary shares that are otherwise registered hereunder. 4 Consisting of some or all of the securities listed above, in any combination. 5 There is being registered hereunder an indeterminate number or amount of common stock, preferred stock, depositary shares, warrants, debt securities, purchase contracts and units, in each case as may periodically be offered at indeterminate prices, which together shall have a maximum aggregate offering price not to exceed $150,000,000. Separate consideration may or may not be received for any securities registered hereunder that are issued upon the exercise, conversion or exchange of, as the case may be, other securities registered hereunder.